Non-cash share-based compensation - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) Agreement	Jun. 30, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Vesting period, years	4 years
Stock option expire, years	10 years
Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description	Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | Agreement	311,667
Share based payment expense		$ 0.2
Gain on forfeiture of shares	$ 0.3
Performance Stock Unit [Member] | Calyxt Inc. [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	0.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1.6	5.5
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	6 years
Share-based compensation expense	$ 0.4	2.4
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0.0	0.2
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3.0	0.1
Vesting description	The free shares granted prior to 2018 are subject to a two-year vesting period and additional two-year holding period for French residents and four-years vesting period for foreign residents. The free shares granted in 2018 and after are subject to a one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents.
Dividend yield	0.00%
Restricted Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense		$ 1.0
Gain on forfeiture of shares	$ 0.6